Schedule of Components of the Income Tax Benefit (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current
Deferred
Total income tax provision (benefit)
Less: valuation allowance
Total